Document and Entity Information	May 11, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 11, 2026
Entity Registrant Name	SOLV Energy, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-43117
Entity Tax Identification Number	33-4537250
Entity Address Address Line 1	16680 West Bernardo Drive
Entity Address City Or Town	San Diego
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92127
City Area Code	858
Local Phone Number	251-4888
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	MWH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0002065636